Provisions - Summary of Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Beginning balance	€ 309	€ 214
Additional provisions	91	180
Disposals	(6)	(38)
Unused amounts reversed through the income statement	0	(1)
Used during the year	(209)	(32)
Net exchange differences	9	(15)
Ending balance	193	309
Current	139	253
Non-current	€ 54	€ 56